DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / $ kr / $ $ / $ £ / $ € / $ R$ / $	Dec. 31, 2022 USD ($) kr / $ £ / $ € / $ $ / $ R$ / $ $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,100	$ 6,485
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	614	2,529
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39	$ 387
Average exchange rate | $ / $	1.48	1.58
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 575	$ 0
Average exchange rate | R$ / $	5.21	0
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 263
Average exchange rate | £ / $	0	0.82
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 106
Average exchange rate | $ / $	0	1.35
Foreign exchange contracts | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 640
Average exchange rate | € / $	0	0.94
Foreign exchange contracts | Swedish krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 1,086
Average exchange rate | kr / $	0	9.78
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 47